Himax Technologies, Inc. (the Parent Company only) (Details Textual) (Parent [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ (99)	$ 8	$ (125)